FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2020
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
NOTE 21 – FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2: Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3: Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities available for sale are classified as Level 1 of the valuation hierarchy. We currently do not have any Level 1 securities. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and primarily include agency securities, private label mortgage-backed securities, other asset backed securities, obligations of states and political subdivisions, trust preferred securities, corporate securities and foreign government securities.

Loans held for sale: The fair value of mortgage loans held for sale, carried at fair value is based on agency cash window loan pricing for comparable assets (recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an AFLL is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2020 and 2019, all of our total impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. When the fair value of the collateral is based on an appraised value we record the impaired loan as nonrecurring Level 3. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in net (gains) losses on other real estate and repossessed assets in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us. Once received, an independent third party, or a member of our Collateral Evaluation Department (for commercial properties), or a member of our Special Assets/ORE Group (for residential properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics. We compare the actual selling price of collateral that has been sold to the most recent appraised value of our properties to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value. For commercial and residential properties we typically discount an appraisal to account for various factors that the appraisal excludes in its assumptions. These additional discounts generally do not result in material adjustments to the appraised value.

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Certain model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as Level 3. Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes.

Derivatives: The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets and the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets (recurring Level 2). The fair value of interest rate swap and interest rate cap agreements are derived from proprietary models which utilize current market data. The significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management (recurring Level 2). The fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management (recurring Level 2).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2020:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$10,748	$-	$10,748	$-
U.S. agency residential mortgage-backed	344,582	-	344,582	-
U.S. agency commercial mortgage-backed	7,195	-	7,195	-
Private label mortgage-backed	42,829	-	42,829	-
Other asset backed	254,181	-	254,181	-
Obligations of states and political subdivisions	324,293	-	324,293	-
Corporate	86,017	-	86,017	-
Trust preferred	1,798	-	1,798	-
Foreign government	516	-	516	-
Loans held for sale, carried at fair value	92,434	-	92,434	-
Capitalized mortgage loan servicing rights	16,904	-	-	16,904
Derivatives (1)	16,782	-	16,782	-
Liabilities
Derivatives (2)	11,754	-	11,754	-

Measured at Fair Value on a Non-recurring Basis:
Assets
Impaired loans (3)
Commercial
Commercial and industrial	1,468	-	-	1,468
Commercial real estate	6,586	-	-	6,586
Mortgage
1-4 family owner occupied - jumbo	-	-	-	-
1-4 family owner occupied - non-jumbo	321	-	-	321
1-4 family non-owner occupied	155	-	-	155
1-4 family - 2nd lien	324	-	-	324
Resort lending	61	-	-	61
Installment
Boat lending	4	-	-	4
Recreational vehicle lending	31	-	-	31
Other	124	-	-	124
Other real estate (4)
1-4 family owner occupied - non-jumbo	102	-	-	102

(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2019:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$14,661	$-	$14,661	$-
U.S. agency residential mortgage-backed	227,762	-	227,762	-
U.S. agency commercial mortgage-backed	10,756	-	10,756	-
Private label mortgage-backed	39,693	-	39,693	-
Other asset backed	93,886	-	93,886	-
Obligations of states and political subdivisions	96,102	-	96,102	-
Corporate	33,195	-	33,195	-
Trust preferred	1,843	-	1,843	-
Foreign government	502	-	502	-
Loans held for sale, carried at fair value	69,800	-	69,800	-
Capitalized mortgage loan servicing rights	19,171	-	-	19,171
Derivatives (1)	5,464	-	5,464	-
Liabilities
Derivatives (2)	4,402	-	4,402	-

Measured at Fair Value on a Non-recurring Basis:
Assets
Impaired loans (3)
Commercial
Commercial and industrial	655	-	-	655
Commercial real estate	316	-	-	316
Mortgage
1-4 family owner occupied - jumbo	987	-	-	987
1-4 family owner occupied - non-jumbo	470	-	-	470
1-4 family non-owner occupied	281	-	-	281
1-4 family - 2nd lien	294	-	-	294
Resort lending	245	-	-	245
Installment
Boat lending	67	-	-	67
Recreational vehicle lending	2	-	-	2
Other	121	-	-	121
Other real estate (4)
Mortgage 1-4 family owner occupied - non-jumbo	31	-	-	31
Installment - other	28	-	-	28

(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.
(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.
(3)	Only includes impaired loans with specific loss allocations based on collateral value.
(4)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets			Total Change in Fair Values Included
	Securities Available For Sale	Mortgage Loans	Mortgage Loan Servicing, net	in Current Period Earnings
	(In thousands)

2020
Loans held for sale	$-	$1,962	$-	$1,962
Capitalized mortgage loan servicing rights	-	-	(16,224)	(16,224)

2019
Equity securities at fair value	$167	$-	$-	$167
Loans held for sale	-	637	-	637
Capitalized mortgage loan servicing rights	-	-	(9,532)	(9,532)

2018
Trading securities	$(62)	$-	$-	$(62)
Loans held for sale	-	413	-	413
Capitalized mortgage loan servicing rights	-	-	(2,323)	(2,323)

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends received.

The following represent impairment charges recognized during the years ended December 31, 2020, 2019 and 2018 relating to assets measured at fair value on a non-recurring basis:

•
Loans which are measured for impairment using the fair value of collateral for collateral dependent loans had a carrying amount of $9.1 million, which is net of a valuation allowance of  $1.8 million  at December 31, 2020, and had a carrying amount of $3.4 million, which is net of a valuation allowance of  $1.5 million at December 31, 2019. An additional provision for loan losses relating to these impaired loans of $0.7 million, $1.3 million and $1.3 million was included in our results of operations for the years ending December 31, 2020, 2019 and 2018, respectively.

•
Other real estate, which is measured using the fair value of the property, had a carrying amount of $0.10 million which is net of a valuation allowance of $0.09 million at December 31, 2020, and a carrying amount of $0.06 million which is net of a valuation allowance of $0.09 million, at December 31, 2019. An additional charge relating to other real estate measured at fair value of $0.03 million, $0.03 million and $0.09 million was included in our results of operations during the years ended December 31, 2020, 2019 and 2018, respectively.

A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	Capitalized Mortgage Loan Servicing Rights
	2020	2019	2018
	(In thousands)
Beginning balance	$19,171	$21,400	$15,699
Total losses realized and unrealized:
Included in results of operations	(16,224)	(9,532)	(2,323)
Included in other comprehensive income (loss)	-	-	-
Purchases, issuances, settlements, maturities and calls	13,957	7,303	8,024
Transfers in and/or out of Level 3	-	-	-
Ending balance	$16,904	$19,171	$21,400

Amount of total losses for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$(16,224)	$(9,532)	$(2,323)

The fair value of our capitalized mortgage loan servicing rights has been determined based on a valuation model used by an independent third party as discussed above. The significant unobservable inputs used in the fair value measurement of the capitalized mortgage loan servicing rights are discount rate, cost to service, ancillary income, float rate and prepayment rate. Significant changes in all five of these assumptions in isolation would result in significant changes to the value of our capitalized mortgage loan servicing rights. Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)	-	-	-	-
2020
Capitalized mortgage loan servicing rights	$16,904	Present value of net	Discount rate	10.00% to 13.00%	10.09%
		servicing revenue	Cost to service	$69 to $289	$79
			Ancillary income	20 to 37	22
			Float rate	0.43%	0.43%
			Prepayment rate	7.92% to 64.70%	20.85

2019
Capitalized mortgage loan servicing rights	$19,171	Present value of net	Discount rate	10.00% to 13.00%	10.14%
		servicing revenue	Cost to service	$66 to $316	$81
			Ancillary income	20 to 37	22
			Float rate	1.73%	1.73%
			Prepayment rate	7.01% to 69.34%	14.96

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)	-	-	-	-
2020
Impaired loans
Commercial	$8,054	Sales comparison	Adjustment for differences
		approach	between comparable sales	(40.0)% to 75.0%	3.8%
Mortgage and Installment (1)	1,020	Sales comparison	Adjustment for differences
		approach	between comparable sales	(73.3) to 104.6	(1.5)
Other real estate
Mortgage	102	Sales comparison	Adjustment for differences
		approach	between comparable sales	(13.1) to 2.4	(3.6)

2019
Impaired loans
Commercial	$971	Sales comparison	Adjustment for differences
		approach	between comparable sales	(48.0)% to 19.2%	(5.6)%
Mortgage and Installment (1)	2,467	Sales comparison	Adjustment for differences
		approach	between comparable sales	(25.2) to 49.2	11.5
Other real estate
Mortgage and Installment	59	Sales comparison	Adjustment for differences
		approach	between comparable sales	(11.6) to 5.0	(5.1)

(1)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2020 and 2019 certain impaired collateral dependent installment loans totaling approximately $0.16 million and $0.14 million are secured by collateral other than real estate.  For the majority of these loans, we apply internal discount rates to industry valuation guides.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31:

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2020	$92,434	$3,856	$88,578
2019	69,800	1,894	67,906
2018	44,753	1,257	43,496